Announcements and subsequent events (Details) $ in Millions	Apr. 15, 2020 USD ($)	Feb. 21, 2020 R / shares	Feb. 12, 2020 USD ($)
Disclosure of associates [line items]
Dividends recognised as distributions to owners per share (in South African cents per share) | R / shares		R 1.65
$700 million 10-year bond
Disclosure of associates [line items]
Repayments of non-current borrowings	$ 700
Borrowings term	10 years
South African asssets | - Discontinued operations
Disclosure of associates [line items]
Expected transaction consideration to be received			$ 300